Form N-1A Supplement	Sep. 03, 2026
Venerable Moderate Allocation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

VENERABLE VARIABLE INSURANCE TRUST

Venerable Moderate Allocation Fund

SUPPLEMENT DATED SEPTEMBER 3, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable Moderate Allocation Fund (the “Fund”), a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Fund’s Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective September 6, 2026, the following changes are being made to the Fund’s Prospectus and SAI: